Jan Fischer-Wade
Senior Attorney
Law & Regulation Department

March 17, 2017
Sonny Oh
Staff Attorney
Office of Insurance Products
United States Securities and
Exchange Commission
Washington, D. C. 20549

RE:    Allstate Assurance Company:
Allstate Assurance Company Variable Life Account Futurevest
VUL (“Nat’l Version”)
Initial Registration Statement filed on Form N-6
File Nos. 811-09154 and 333-214403

Allstate Life Insurance Company of New York:
Allstate Life Insurance Company of New York Variable Life Account A Futurevest
VUL (“NY Version”)
Initial Registration Statement filed on Form N-6
File Nos. 811-21250 and 333-214404
Dear Mr. Oh:
Please find below responses to the SEC’s comments to the above-referenced filing provided in your correspondence dated December 30, 2016. We believe that we have addressed all of the comments. We have provided the original comment first and then our response.

The prospectus printing can result in changes in formatting (e.g., typeface, margins, page breaks, page numbering), but the contents will remain unaffected.

GENERAL

1.Please disclose to the staff whether there are any types of guarantees or support agreements with any third parties.

Response: There are no guarantees or support agreements with any third parties.

2.Please note that the contract name on the front cover page of the prospectus must be the same as the EDGAR class identifier associated with the contract.

Response: We have updated the EDGAR class identifier with “FutureVest Variable Universal Life”
FRONT AND BACK COVER PAGE

3.Please provide more detail as to the type of variable contracts that are being offered, e.g., NY Version includes descriptor, “Individual.” Item 1(a).

Response: NY requires that “Individual” be included in the policy title but this is not a requirement for the National version. For consistency with the National policy form title, we have not included “Individual” in the descriptor on the cover page.

4.	For the NY Version, please confirm the street address.

Response: The NY address as provided is correct.

5.Please include the registrant's Investment Company Act file number on the back cover page in accordance with Item 1(b)(4).

Response: We have updated the Investment Company Act file number on the back cover page.

PROSPECTUS

6.	Summary (page 4)

a.Q&A 1 and 2 on page 4 should make clear that, although premiums are flexible, a Policy may lapse if sufficient premiums to cover costs and expenses are not paid.

Response: We have added “This Policy may lapse even if planned payments are paid, due to the fact that current cost of insurance and interest rates are not guaranteed, Policy loans and partial withdrawals may be taken, you may make changes in the Death Benefit Option, and you may request changes to the Face Amount.” to Question 1 at the end of the first paragraph.

We have added “This Policy may lapse even if planned payments are paid, due to the fact that current cost of insurance and interest rates are not guaranteed, Policy loans and partial withdrawals may be taken, you may make changes in the Death Benefit Option, and you may request changes to the Face Amount.” to Question 2 at the end of the second paragraph.

b.The last paragraph under “6. How are my Premiums Allocated?” on page 5 and the disclosure under “13. Can I Cancel my Policy?” on page 6 provide only part of the full disclosure regarding the free-look period.

Response: For National version question 6, we have changed the last paragraph to “In states that require a refund of Premium, during the free-look period all Premiums will be allocated to a Fixed Account. In those states, if you cancel your Policy during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. Refund of Premium states are Connecticut and District of Columbia.”

For National version question 13, we have revised it to state “You may cancel your Policy by returning it to us within thirty-one (31) days after you receive it with these exceptions: 30 days in California or 45 days in Pennsylvania and District of Columbia. During this period in Connecticut and the District of Columbia, all Premiums will be allocated to a Fixed Account. In other states we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus, any premium expense charges, Policy fees, or other charges deducted under the Policy.  The refund will be reduced by any withdrawals taken and any outstanding Policy Debt.  If you return your Policy, the Policy terminates. Your Policy contains specific information about your free-look rights in your state. For more information, see “Cancellation Rights Free-Look Period,” on page 29.”

Therefore, under “Cancellation Rights - Free-Look Period” on page 29, please provide a complete description of the free-look period, i.e., address exercise of right in most states and then states that require a return of premium.

Response: For the National version we have changed to “Free-Look Period. You may cancel your Policy by returning it to us within thirty-one (31) days after you receive it, or 30 days in California or 45 days in Pennsylvania and District of Columbia. If you return your Policy, the Policy terminates and, in all states but Connecticut and District of Columbia, we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus, any premium expense charges, policy fees, or other charges deducted under the Policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt. In Connecticut and District of Columbia, we pay you an amount equal to all payments less any Policy Debt and/or withdrawals.”

Please also reconcile the exact free-look period, i.e., 30 or 31 days.

Response: We have changed the free look to 31 for National and 30 days for New York. Other state exceptions are noted in the appropriate responses.

c.For the NY Version, please revise each of the sections cited in b. above (respectively, pages 5, 6, and 28 of NY Version) and the last paragraph under “Allocation of Premiums” on page 13 to conform to the specific free-look provisions of New York.

Response: For NY version question 6, we have changed the last paragraph to “If the policy is a non-replacement, during the free-look period all Premiums will be allocated to a Fixed Account. If you cancel your Policy during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. If the Policy is a replacement of an existing policy or contract and you cancel your Policy during the free-look period, we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of the amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus, any premium expense charges, policy fees, or other charges deducted under the Policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt.”

For New York version question 13, we have revised it to state “If the Policy is a non-replacement, you may cancel your Policy by returning it to us within thirty (30) days after you receive it. During this period, all Premiums will be allocated to a Fixed Account. If you cancel your Policy during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. If the Policy is a replacement of an existing policy or contract and you cancel your Policy by returning it to us within sixty (60) days after you receive it, we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of the amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent;

plus, any premium expense charges, policy fees, or other charges deducted under the Policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt. If you return your Policy, the Policy terminates. Your Policy contains specific information about your free-look rights. For more information, see “Cancellation Rights -Free-Look Period,” on page 29.

For the New York version under Cancellation Rights - Free-Look Period we have changed to “Free-Look Period. If the policy is a non-replacement, you may cancel your Policy by returning it to us within thirty (30) days after you receive it. During this period, all premiums will be allocated to a Fixed Account. If you cancel your policy during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. If the policy is a replacement of an existing policy or contract and you cancel your policy by returning it to us within sixty (60) days after you receive it, we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus, any premium expense charges, policy fees, or other charges deducted under the policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt.”

7.Given that the filing is an initial registration statement, please delete the second to last sentence under “The Portfolios and Associated Risks - 1. What is a Portfolio?” on page 7.

Response: We have deleted “Some of the Sub-Accounts described in this
Prospectus may not be available under your Policy.”

8.	Fee Tables (page 9)

a.For a clearer presentation of the fee tables, please confirm with the staff that the font size of the footnotes will be smaller than that of the fee tables’ text.

Response: We have updated the font size on the fee tables.

b.	Transaction Fees

i.	Please add a footnote to disclose the range of applicable state premium taxes, e.g., footnote 1 on page 9 of NY Version.

Response: We have added as footnote 1 “State premium tax rates currently vary from 0% to 4.0%. Premium taxes are not directly passed through to you by us but a portion of the Premium Expense Charge is intended to cover premium taxes.”

ii.	Please reconcile the value of the Partial Withdrawal Service Fee shown in the table with that disclosed under "Partial Withdrawal" on page 27 and “Partial Withdrawal Service Fee” on page 32.

Response: On page 27 we changed “We deduct a partial withdrawal service fee of $25 from the remaining Policy Value for a partial withdrawal.” to “We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal.”

On page 32 we changed “We do however, subtract a partial withdrawal service fee of $25 for a partial withdrawal from the remaining policy value to cover our expenses relating to the partial withdrawal.” to “We do, however, subtract a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, for a partial withdrawal from the remaining policy value to cover our expenses relating to the partial withdrawal.”

c.	Periodic Charges Other than Portfolio Operating Expenses

i.	Please explain to the staff why the Cost of Insurance Current Minimum is lower than the Guaranteed Minimum, and not the other way around.

Response: We have revised to provide “The cost of insurance rate is based on multiple factors, including, but not limited to, the insured's sex, issue age, policy year, payment class, and face amount. The guaranteed rates range from $0.01 per $1,000 to $83.33 per $1,000. Our current charges range from $0.01 per $1,000 to $83.33 per $1,000. The current cost of insurance charges will never exceed the guaranteed rates shown in the policy.”

The guaranteed charges are the maximum we may charge and are equal to, or greater than, any current cost of insurance rate for similar insureds at the same attained age.

ii.
The Administrative Expense Charge varies based on policy owner characteristics (see fuller discussion of charge on page 30). Therefore, please add the representative charge to the fee table and footnote required by Instruction 3(b) to Item 3.

Response: We have added an Administrative Expense Charge example to the table and updated the footnote.

iii.	Please reconcile the Mortality and Expense Risk Charge shown in the table with the charges disclosed in footnote 3.

Response: We have removed footnote 3.

For this and any other applicable charges, please also round all dollar amounts and percentages to the nearest hundredth. Instruction 1(a) to Item 3.

Response: We have rounded all the applicable charges.

9.Please revise the last sentence of the first paragraph under “Application for a Policy” on page 11 to state that the Prospectus describes all material features of the Policy including all material variations due to individual state requirements. Please note that this includes when certain features or riders are not available in certain states, and the Prospectus should specifically identify those states.

Response: We changed “We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.” to “This Prospectus describes all material features of the Policy including all material variations due to individual state requirements.”

On page 24 in “Optional Insurance Benefits” we have added under the “Accelerated Death Benefit Rider - Chronic Illness” “This Rider is not available in California, Connecticut and Florida.” To the end of the section.

For the NY Version, just add that the Prospectus describes all material features of the Policy and remove all references to any state variations, see e.g., Free-Look Period on page 28.

Response: We have made this change

10.	Dollar Cost Averaging (page 15)

Please clarify the meaning of the clause “other Sub-Accounts or the Fixed Account” at the end of the first sentence of the first paragraph.

Response: We have removed “options, other” from the sentence.

11.	Investment and Fixed Account Options (page 17)

a.For the NY Version on page 18, please add the first introductory paragraph to the Portfolios table that was provided in the National Version on page 18.

Response: We have added this paragraph.

b.In the Portfolios table beginning on page 18, please add subadvisers to the last column caption and provide disclosure in the table accordingly.

Response: We have added the subadvisors to the table and added a footnote as to when we will file.

c.Please add the first paragraph following the Portfolios table on page 20 of the NY Version to page 20 of the National Version.

Response: We have made this change.

d.Please clarify whether the last sentence of the first paragraph on page 21 should refer to the fund’s semi-annual report.

Response: We have removed “financial” from the sentence.

12.Under "Additions, Deletions and Substitutions of Securities” on page 21, please add a narrative introduction to clarify what the bullet point list represents with respect to the Portfolios, Sub-Accounts and/or Separate Account.

Response: We have added “We reserve the right, subject to applicable law:”

13.	Asset Allocation Program (page 21)

a.Please define “Morningstar ETF Asset Allocation Series Portfolios” earlier in the prospectus for clarity and/or provide a cross-reference to these particular Portfolios, e.g.,

provide cross-reference here to page 19 and define the term on page 19.

Response: The Asset Allocation Program was included in error and we have removed it from the prospectus and therefore the references prior to the table have been removed.

b.Please reconcile the term “Morningstar ETF Asset Allocation Series Portfolios” with the reference to “Ibbotson ETF Allocation Series Portfolios” in footnote 1 to the Portfolios table on page 20.

Response: We have corrected the footnote.

c.Please define terms the first time they are used. Please define “ADLLC” appearing in the first sentence of the second to last paragraph of this section on page 22 rather than the first sentence under “Distribution” on page 36.

Response: The section on page 22 has been removed so the first reference to “ADLLC” in on page 36 under the “Distribution” section.

14.	Death Benefits and Optional Insurance Riders (page 22)

a.Please delete “a” in between “in” and “one” in the last sentence of the first paragraph under “Death Benefits.”

Response: We have removed the “a”.

b.In the paragraph after Option 2 under “Death Benefit Options,” please confirm whether or not the minimum Death Benefit is the same as Option 1 and revise the disclosure as appropriate.

Response: We have changed this section from “our Policy has a minimum Death Benefit. While your Policy remains in force,” to “For either Death Benefit Option selected, your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death…”

c.For the National Version in the description of the Accelerated Death Benefit Rider, Terminal Illness on page 24, the later part discussing the reduction of the Death Benefit after an acceleration request includes item “(iv) actuarial discount ….”

Response: We have updated the language to

iv” an actuarial discount that reflects the early payment of the accelerated benefit amount. It will be based on an annual interest rate which has been declared by us and the future expected lifetime of the insured. The maximum interest used will be the greater of:

•	The current yield on 90-day U.S. Treasury Bills; or

•	The current maximum statutory adjustable policy loan interest rate.”

Please reconcile with the revisions to the corresponding item (iv) for Accelerated Death Benefit Rider, Chronic Illness appearing on page 25

Response: We have updated the language to

iv” an actuarial discount that reflects the early payment of the accelerated benefit amount. It will be based on an annual interest rate which has been declared by us and the future expected lifetime of the insured. The maximum interest used will be the greater of:

•	The current yield on 90-day U.S. Treasury Bills; or

•	The current maximum statutory adjustable policy loan interest rate.”

d.For the Overloan Protection Rider on page 25, please clearly explain its benefit, e.g., the first paragraph of the next section “Policy Loans” states that the maximum loan amount is 75% of Surrender Value. Please also briefly discuss how a paid-up policy impacts the face amount, death benefit and other applicable features of the Policy.

Response: We have changed “The Overloan Protection Rider converts your Policy to a paid-up policy, which cannot lapse. As a paidup policy, no additional premiums, withdrawals or loans are permitted.” to “Once the overloan protection benefit has been exercised, the Death Benefit will be the greater of: the Face Amount immediately before exercise; the Policy Value multiplied by the applicable corridor percentage; or 101% of the greater of the Policy Value or Policy Debt. No additional premiums, withdrawals or loans are permitted.”

We have also clarified Item 5 under the conditions in this section.

15.	Policy Loans (page 25)

a.In “Loan Interest” on page 26, please describe the interaction between the interest charged for each type of loan and the interest credited in a Loan Account and the impact it has on a Policy owner.

Response: Change to "The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 2%."

b.Please expand the first sentence of the second paragraph under "Loan Repayment” on page 26 to explain the impact when the Safety Net Premium guarantee is in effect.

Response: We have added “Your safety net premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your policy will not lapse.”

Please apply the same to the discussion in the first paragraph under "Lapse and Restatement - Lapse and Grace Period" beginning on page 29.

Response: We have added “Your safety net premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your policy will not lapse.”

c.Under "Pre-Existing Loans" on page 26, please briefly describe the process/

limitations to carry over an old loan to a new Policy.

Response: We have removed “up to certain limits” and ended that sentence. Then we added " We limit the maximum loaned amount and will only accept a policy that will have a positive net surrender value at the end of the first Policy year. This may require a loan repayment before the exchange is processed."

16.For the Partial Withdrawal examples on pages 27-28, please provide more narrative to better explain each example including how the values shown in each example relate to each other and how they are calculated.

Response: We have updated tables to show surrender charge and provided a narrative for each table.

17.For the “Fixed Payment” Settlement option described on page 28, please disclose what happens when the payee dies before the proceeds and interest are exhausted, see e.g., disclosure under “Fixed Income Guaranteed Period Certain.”

Response: We have added "If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period."

18.	Lapse and Reinstatement - Lapse and Grace Period (page 29)

a.Please clarify the meaning of the last sentence of the first paragraph under “Lapse and Grace Period” on page 29.

Response: We have revised to state "Additional Premiums may be necessary to assure the safety net premium guarantee remains in force. This additional Premium may be paid during the Grace Period".

b.Please expand the second paragraph to describe the information to be provided in the notice.

Response: We updated the paragraph to “At least 30 days (61 days for the District of Columbia) before the end of the Grace Period, we will send you a notice that your Policy will lapse as of a certain date and additional premiums are necessary to keep the Policy in force."

19    Charges and Deductions (page 29)

a.For the Policy Fee and all other applicable fees, please provide the current fees rather than just the maximum.

Response: We have added “We currently charge $11.00.”

b.	This section should also include a discussion of the Loan Interest Rates.

Response: We have added before Rider Charges “Loans. The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 2%. The interest rate charged for preferred loans is 2.0% per year, while standard loans are charged 3.0% per year. For additional information please refer to Policy Loans section.”

c.For clarity, please provide a subcaption for the discussion of the Partial Withdrawal Service Fee on page 32 as it is a distinct charge associated with the Policy.

Response: We have included the subcaption “Partial Withdrawal Service Fee” in the Table of Contents and it is provided for in the body of the Prospectus as well. We have revised this section to provide “subtract a partial withdrawal service fee of $25,” to “subtract a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25,”

20.Federal Taxes (page 34)

Please confirm that the disclosure is current and fully compliant with Item 12 and its instructions.

Response: We confirm our tax disclosure is current and fully compliant with Item 12.

21.	Distributions (page 36)

a.Please clarify the commission structure as described in the third paragraph of the section appearing on page 37, see e.g., corresponding paragraph of NY Version on page 36.

Response: We have updated the paragraph for the National version to “We will pay commissions to broker-dealers that sell the Policies. Commissions paid vary, but we may pay a maximum sales commission of approximately 75% of all Premiums, plus 3% of any additional Premiums in Years 2-5. In addition, we may pay a trail commission of up to 0.30% of Policy Value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all commissions and incentives.”

We have updated the paragraph for the New York version to “We will pay commissions to broker-dealers that sell the Policies. Commissions paid vary, but we may pay a maximum sales commission of approximately 60% of all Premiums, plus 10% of any additional Premiums in Year 2 and 3% of all additional Premiums in Years 3-5. In addition, we may pay a trail commission of up to 0.30% of Policy Value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all commissions and incentives.”

b.In the NY Version, please delete the disclosure in the fourth paragraph of the section on page 36 beginning with the second sentence as there is no Primary Insured Rider offered.

Response: We have made this change.

22.	Financial Statements (page 38)

Please update for depositor and separate account as applicable.

Response: “We have included the most recent Allstate Life Insurance Company of New York Company Financials and future filings will use the most updated financial statements of Allstate

Assurance Company, Allstate Life Insurance Company of New York and Allstate Life of New York Variable Life Account A that are available at the time of the filing.  There are no financial statements for Allstate Assurance Company Variable Life Separate Account since no products have been issued using this separate account.  We expect there to be financial statements and a related audit report for year end 2017 that will be included in spring 2018 product filings.”

23.In the section "Illustration of Policy Values, Death Benefits, and Net Surrender Values" beginning on page 39, please note that per Item 25(e), the years covered by the tables should be one through ten, then every five years thereafter until and including the date of maturity.

Response: We have updated the tables.

24.Under "Where You Can Find More Information" on page 43, please change the last four digits of the SEC’s Public Reference Section from 2000 to 0102.

Response: We have made this change.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

25.Please disclose the principal business address of the independent public accountants in "Experts" and also comply with Item 17(c)(2) for disclosure regarding the custodian.
Response: We have included the business address of the independent public accounts. No disclosure has been included for a custodian as there is no custodian.

26.Please update table under "Distributor" and reconcile that section and the disclosure under “Distribution of the Policy” in the SAI with the second to last paragraph preceding “Death Benefits …” on page 22 of the Prospectus and “Distribution” beginning on page 36 of the Prospectus with respect to the exact identify of the principal underwriter and distributor as well as commission structure, i.e., SAI disclosure identifies ADLLC as both principal underwriter and distributor, but Prospectus disclosure reflects otherwise. See also Item 30 in Part C.

Response: We have changed the reference from “Allstate Life Insurance Company” to “Allstate Assurance Company”.

PART C

27.	Exhibits

a.Please confirm all applicable rider exhibits will be filed. Item 26(d).

Response: We have included all riders with the Policy in Item 26(d)

b.Please file new powers of attorney that identify these registration statements as required by Rule 483(b) under the Securities Act of 1933.

Response: We have included update powers of attorney.

28.	Please provide disclosure in response to Item 28.

Response: We have updated to reference the current Allcorp 10-K filing that was filed February

17, 2017 under File No. 1-11840.

29.	Financial Statements, Exhibits, and Certain Other Information

Any financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

In closing, we remind you that the company and its management are responsible for the accuracy and adequacy of their disclosures, notwithstanding any review, comments, action or absence of action by the staff.

*****************************************
Responses to these comments should be made in a letter to the staff and in a pre-
effective amendment to the registration statement. If you believe that you do not need to change the registration statement in response to a comment, please indicate that in the letter and explain your position.

Although we have completed our initial review of the registration statement, it will be reviewed further after our comments are resolved. Therefore, we reserve the right to comment further on the registration statement and any amendments to it. After we have resolved all issues, the registrant and its underwriter must both request that the effective date of the registration statement be accelerated.

If you have any questions, you are welcome to call me at (202) 551-6767. Mail or deliveries should include reference to Mail Stop 8629 and should include all nine digits of the following zip code: 20549-8629. My facsimile number is (202) 772-9285.

Sincerely,
/s/ Sonny Oh Sonny Oh
Senior Counsel Disclosure Review Office